     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 24, 2001.

                                       REGISTRATION NOS. 333-90243 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                     [ ]
                           PRE-EFFECTIVE AMENDMENT NO.                  [ ]


                           POST-EFFECTIVE AMENDMENT NO. 3               [X]
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 27                        [X]
                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                                  7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 627-3700
                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:                           COPY TO:
BARRY G. SKOLNICK, ESQ.                                          STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL                        KIMBERLY J. SMITH, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY                             SUTHERLAND ASBILL & BRENNAN LLP
7 ROSZEL ROAD                                                    1275 PENNSYLVANIA AVENUE, N.W.
PRINCETON, NEW JERSEY 08540                                      WASHINGTON, D.C. 20004-2415



                            ------------------------

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b)of Rule 485
[X] on October 1, 2001 pursuant to paragraph (b)of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1)of Rule 485
[ ] on (date) pursuant to paragraph (a)(1)of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      TITLE OF SECURITIES BEING REGISTERED:
    Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                     EXHIBIT INDEX CAN BE FOUND ON PAGE C-15
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       MERRILL LYNCH RETIREMENT POWER(SM)

                                    ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY
     MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A (THE "ACCOUNT")

                        SUPPLEMENT DATED OCTOBER 5, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2001


This supplement describes a new enhanced death benefit option for Retirement Power variable annuity contracts (collectively, the "Contracts") issued by Merrill Lynch Life Insurance Company ("we" or "us").

Estate Enhancer is an optional rider that pays, on the death of the owner, a benefit that may be used to defray some or all of the expenses attributable to payment of the death benefit proceeds under the Contract. Estate Enhancer provides coverage in addition to the Contract's guaranteed minimum death benefit.

Once we receive state approval and offer Estate Enhancer, this benefit may be elected at the time of application for an additional annual charge. Existing contract owners will also be provided with an opportunity to elect Estate Enhancer on the contract anniversary following the offering. Estate Enhancer is not available in the state of Washington.

ESTATE ENHANCER CHARGE

If you elect Estate Enhancer, we deduct a charge annually on each contract anniversary equal to 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.

EXAMPLES OF CHARGES

Because electing this benefit will result in an additional charge, it will affect the performance of your Contract. An example of its effect is shown below.

If you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets and election of Estate Enhancer:


                                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                        ------  -------  -------  --------
    SUBACCOUNT INVESTING IN:
    ML Basic Value Focus Fund                          $  26    $ 79     $ 135   $  288
    ML Domestic Money Market Fund                         25      76       130      278
    ML Fundamental Growth Focus Fund                      31      94       159      334
    ML Government Bond Fund                               25      77       131      280
    ML Index 500 Fund                                     23      70       120      257
    AIM V.I. International Equity Fund                    30      91       154      324
    AIM V.I. Value Fund                                   28      85       145      307
    Alliance Growth and Income Portfolio                  26      80       137      292
    Alliance Premier Growth Portfolio                     30      91       155      326
    Davis Value Portfolio                                 29      90       153      322
    Delaware Trend Series                                 28      85       145      307
    Mercury HW International Value VIP Portfolio          29      88       149      316
       (formerly, Hotchkis and Wiley International
       VIP)
    MFS Emerging Growth Series                            28      85       145      308
    MFS Investors Trust Series (formerly, MFS Growth      28      86       146      310
       With Income)
    PIMCO Total Return Bond Portfolio                     26      79       135      288
    Seligman Small-Cap Value Portfolio                    31      96       163      342
    Van Kampen Emerging Growth Portfolio                  27      82       140      298

The preceding Examples help you understand the costs and expenses you will bear, directly or indirectly. The Examples include expenses and charges of the Account as well as the Funds. The Examples assume that current waivers and reimbursements of Fund expenses will remain in effect for the periods shown. These waivers and reimbursements, however, may be terminated at any time, unless otherwise stated. The Examples do not reflect the $40 contract fee because, based on our estimates of average contract size and withdrawals, its effect on the examples shown would be negligible. The examples assume that Estate Enhancer is elected and reflect the annual charge of 0.25% of the average contract value as of the end of the four prior contract quarters. Premium taxes may also be applicable. See the "Charges and Deductions" section in the Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

ESTATE ENHANCER BENEFIT

Once we receive necessary state approval, you may elect Estate Enhancer at the time of application for an additional annual charge. Estate Enhancer provides coverage in addition to that provided by your Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect Estate Enhancer if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the contract date. Currently, Estate Enhancer cannot be elected on qualified Contracts. Estate Enhancer availability is subject to our approval if "Estate Enhancer premiums" on all contracts issued by us with the same owner(s) exceeds $2,200,000. (For this purpose, "Estate Enhancer premiums" means the contract value on the Estate Enhancer effective date (initial premium if the effective date is the Contract Date) plus subsequent premium payments. Once you elect Estate Enhancer, you cannot cancel it (except in North Dakota). Estate Enhancer, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. THE AMOUNT OF THE ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF

THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.

The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. If you are age 69 or under on the contract date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person, and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the contract date. Net premiums equal the initial premium plus any additional premiums paid since the contract date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the contract date, the percentages are reduced from 45% to 30% in the calculation, above.

You may change the owner of the Contract to your spouse without terminating Estate Enhancer provided that your spouse is younger than attained age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the attained age of your spouse, if older. We reserve the right to terminate Estate Enhancer if there is any other change of owner.

If the age of an owner (or annuitant, if the owner is a non-natural person), is misstated, any Estate Enhancer benefit will be adjusted to reflect the correct age.

        SPOUSAL CONTINUATION

If a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than attained age 76 on the date he or she elects to continue the Contract, Estate Enhancer will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purposes of these calculations. If the surviving spouse is attained age 76 or older on the date he or she elects to continue the Contract, Estate Enhancer will terminate.

        EXISTING CONTRACTS

Once we receive approval in your state, we will offer existing contract owners the opportunity to add Estate Enhancer as of the contract anniversary following the offering, provided you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under attained age
76. The above description of Estate Enhancer applies, except that we will use the contract anniversary as the effective date, and the percentages used in the calculations will be based on the attained age of the owner (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purposes of these calculations.

ESTATE ENHANCER BENEFIT EXAMPLE

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.

FACTS: Assume that a couple (ages 60 and 55) purchases a Contract on October 1, 2001 with Estate Enhancer, and makes an initial premium payment of $100,000. The contract value as of due proof of death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.



         ----------------------------------------------------------------------
         Net Premiums                                                  $100,000
         -----------------------------------------------------------------------

         Contract Value                                                 300,000
         -----------------------------------------------------------------------

         Estate Enhancer Gain                                           200,000
         -----------------------------------------------------------------------

         Estate Enhancer benefit                                         45,000

         Lesser of 45% of Estate Enhancer Gain ($90,000) or 45%
         of Net Premiums ($45,000)
         -----------------------------------------------------------------------

* Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

TAX ISSUES

        TAXATION OF DEATH BENEFIT PROCEEDS

Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner (or annuitant if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for Estate Enhancer should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for Estate Enhancer should be deemed a taxable distribution to you. Although we do not believe that the fees associated with Estate Enhancer should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.

        IRAs AND ROTH IRAs

Estate Enhancer is currently not available with IRAs and Roth IRAs. The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions such as the enhanced death benefit provisions, including the Estate Enhancer benefit adversely affects the qualification of the policy as an IRA or Roth IRA. To the extent that we offer Estate Enhancer to IRAs and Roth IRAs in the future, disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the policy and the imposition of penalty taxes.

        TAX SHELTERED ANNUITIES

Estate Enhancer is currently not available with tax sheltered annuities. Distributions from a tax sheltered annuity are generally subject to a mandatory 20% federal income tax withholding. The Estate Enhancer benefit could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. To the extent that we offer Estate Enhancer to tax sheltered annuities in the future, individuals using the Contract in connection with such plans should consult their tax advisors as the enhanced death benefit may exceed this limitation.

                                      * * *

Please retain this supplement with your Prospectus for your reference. If you have any questions, please contact your Financial Advisor or the Service Center at 1-800-535-5549.

        The Prospectus and Statement of Additional Information are hereby incorporated by reference from Registrant's Post-Effective Amendment No. 1 to Form N-4, Registration No. 333-90243 filed April 26, 2001.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

(1) Financial Statements of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2000 and for the two years ended December 31, 2000 and the Notes relating thereto appear in the Statement of Additional Information.

(2) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2000 and the Notes relating thereto appear in the Statement of Additional Information.

(b) Exhibits

(1) Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account A. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(2) Not Applicable.

(3) Underwriting Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(4) (a) Form of Contract for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(b) Individual Retirement Annuity Endorsement. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 filed November 3, 1999.)

(c) Tax-Sheltered Annuity Endorsement. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)


(d) Estate Enhancer Death Benefit Enhancement Endorsements. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed July 24, 2001.)


(5) Form of Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(6) (a) Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(b) Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(7) Not Applicable.

(8) (a) Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)

(b) Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(c) Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(d) Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(e) Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. (Incorporated by Reference to Registrant's Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(f) Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)

(g) Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(h) Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(i) Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(j) Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(k) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, Registration No. 33-43773 Filed April 23, 1997.)

(l) Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(m) Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(n) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(o) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(p) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(q) Form of Participation Agreement Among MFS-Registered Trademark-Variable Insurance Trust -SM- Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company. (Incorporated by Reference to Registrant's Post-Effective Amendment No 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(r) Amendment to the Participation Agreement Among MFS-Registered
Trademark-Variable Insurance Trust -SM-, Merrill Lynch Life Insurance Company, and Massachusetts Financial Services Company dated May 1, 1997. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(s) Form of Participation Agreement Among Merrill Lynch Life Insurance Company and Hotchkis and Wiley Variable Trust. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-43773 Filed May 1, 1998.)

(t) Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company and Hotchkis and Wiley Variable Trust. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(u) Form of Participation Agreement Between Davis Variable Account Fund, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(v) Form of Participation Agreement Between Delaware Group Premium Fund, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(w) Form of Participation Agreement Between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(x) Form of Participation Agreement Between Seligman Portfolios, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(y) Form of Participation Agreement Between Van Kampen Life Investment Trust and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(9) Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-90243 Filed March 16, 2000.)

(10) (a) Written Consent of Sutherland Asbill & Brennan LLP.


(b) Written Consent of Deloitte & Touche LLP, independent auditors.


(c) Written Consent of Barry G. Skolnick, Esq.

(11) Not Applicable.

(12) Not Applicable.

(13) Schedule of Performance Computations. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-90243 Filed March 16, 2000.)

(14) (a) Power of Attorney from Joseph E. Crowne, Jr. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994.)

(b) Power of Attorney from David M. Dunford. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994.)

(c) Power of Attorney from Barry G. Skolnick. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-43773 Filed March 2, 1994.)

(d) Power of Attorney from Matthew J. Rider. (Incorporated by Reference to Merrill Lynch Variable Life Separate Account's Form S-6, Registration No. 333-47844 Filed October 12, 2000.)

(e) Power of Attorney from H. McIntyre Gardner. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-63904 Filed June 26, 2001).

(f) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Registrant's Registration Statement on Form N-4, Registration No. 333-63904 Filed June 26, 2001).

(g) Power of Attorney from Michael P. Cogswell. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-63904 Filed September 7, 2001).

(h) Power of Attorney from Nikos K. Kardassis. (Incorporated by Reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-63904 Filed September 7, 2001).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


NAME                         PRINCIPAL BUSINESS ADDRESS          POSITION WITH DEPOSITOR
----                         --------------------------   -----------------------------------

H. McIntyre Gardner          7 Roszel Road                Director and Chairman of the Board.
                             Princeton, NJ 08540

Christopher J. Grady         7 Roszel Road                Director and Senior Vice President.
                             Princeton, NJ 08540

Nikos K. Kardassis           7 Roszel Road                Director, President and Chief Executive
                             Princeton, NJ 08540          Officer.

Matthew J. Rider             7 Roszel Road                Director, Senior Vice President,
                             Princeton, NJ 08540          Chief Financial Officer and Treasurer

Barry G. Skolnick            7 Roszel Road                Director, Senior Vice President and General
                             Princeton, NJ 08540          Counsel.

Michael P. Cogswell          7 Roszel Road                Director and Senior Vice President.
                             Princeton, NJ 08540

Deborah J. Adler             7 Roszel Road                Vice President and Chief Actuary.
                             Princeton, NJ 08540

Tracy Bartoy                 4804 Deer Lake Drive East    Vice President and Assistant
                             Jacksonville, FL 32246       Secretary.

Toni DeChiara                7 Roszel Road                Vice President.
                             Princeton, NJ 08540

Edward W. Diffin, Jr.        7 Roszel Road                Vice President and Senior Counsel.
                             Princeton, NJ 08540

Amy L. Ferrero               1414 Main Street             Vice President.
                             Springfield, MA 01102

Michael W. Fulks             1414 Main Street             Vice President.
                             Springfield, MA 01102

Thomas Funk                  7 Roszel Road                Vice President.
                             Princeton, NJ 08540

Frances Grabish              7 Roszel Road                Vice President and Senior Counsel.
                             Princeton, NJ 08540

Diana Joyner                 1414 Main Street             Senior Vice President, Administration.
                             Springfield, MA 01102

Joseph Justice               7 Roszel Road                Vice President and Controller.
                             Princeton, NJ 08540

Eric Lin                     7 Roszel Road                Vice President.
                             Princeton, NJ 08540

Jeanne K. Markey             7 Roszel Road                Vice President.
                             Princeton, NJ 08540

Robin Maston                 7 Roszel Road                Vice President and Senior
                             Princeton, NJ 08540          Compliance Officer.

Jane Michael                 4804 Deer Lake Drive East    Vice President.
                             Jacksonville, FL 32246

Kelly A. O'Dea               7 Roszel Road                Vice President and Senior
                             Princeton, NJ 08540          Compliance Officer.

Robert Ostrander             1414 Main Street             Vice President.
                             Springfield, MA 01102

Shelley K. Parker            1414 Main Street             Vice President and Assistant
                             Springfield, MA 01102        Secretary.

Terry L. Rapp                7 Roszel Road                Vice President, Assistant Secretary
                             Princeton, NJ 08540          and Senior Compliance Officer.

Julia Raven                  7 Roszel Road                Vice President.
                             Princeton, NJ 08540

Lori M. Salvo                7 Roszel Road                Vice President, Senior Counsel and
                             Princeton, NJ 08540          Secretary.

John A. Shea                 7 Roszel Road                Vice President.
                             Princeton, NJ 08540

Linda Skibik                 7 Roszel Road                Vice President.
                             Princeton, NJ 08540

Amy S. Winston               7 Roszel Road                Vice President and Director of
                             Princeton, NJ 08540          Compliance.

Kelley Woods                 4804 Deer Lake Drive East    Vice President.
                             Jacksonville, FL 32246

Denis G. Wuestman            7 Roszel Road                Vice President.
                             Princeton, NJ 08540

---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 27, 2001 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                   STATE OR
                       NAME                                 JURISDICTION OF ENTITY
                       ----                                 ----------------------
Merrill Lynch & Co., Inc.                                   Delaware
Merrill Lynch, Pierce, Fenner & Smith
Incorporated(1)....................................         Delaware
Broadcort Capital Corp.............................         Delaware
Merrill Lynch Life Agency Inc.(2)..................         Washington
Merrill Lynch Professional Clearing Corp.(3).......         Delaware
Merrill Lynch Bank & Trust Co......................         New Jersey
Merrill Lynch Capital Services, Inc................         Delaware
Merrill Lynch Government Securities, Inc...........         Delaware
Merrill Lynch Money Markets Inc....................         Delaware
Merrill Lynch Group, Inc...........................         Delaware
Merrill Lynch Investment Managers Group
Limited(4).........................................         England
Merrill Lynch Investment Managers
Holdings Limited...................................         England
Merrill Lynch Investment Managers, L.P.(5).........         Delaware
Merrill Lynch Capital Partners, Inc................         Delaware
Merrill Lynch Futures Inc..........................         Delaware
Merrill Lynch Insurance Group, Inc.................         Delaware
Merrill Lynch Life Insurance Company...............         Arkansas
ML Life Insurance Company of New York..............         New York
Merrill Lynch International Finance
Corporation........................................         New York
Merrill Lynch International Bank Limited...........         England
Merrill Lynch Bank (Suisse) S.A....................         Switzerland
Merrill Lynch Group Holdings Limited...............         Ireland
Merrill Lynch Capital Markets Bank Limited.........         Ireland
Merrill Lynch Mortgage Capital Inc.................         Delaware
Merrill Lynch Trust Company(6).....................         New Jersey
Merrill Lynch Investment Partners Inc..............         Delaware
MLDP Holdings, Inc.(7).............................         Delaware
Merrill Lynch Derivative Products AG...............         Switzerland
ML IBK Positions, Inc..............................         Delaware

Merrill Lynch Capital Corporation..................         Delaware
ML Leasing Equipment Corp.(8)......................         Delaware
Merrill Lynch Canada Holdings Company..............         Nova Scotia
Merrill Lynch Canada Finance Company...............         Nova Scotia
Merrill Lynch & Co., Canada Ltd....................         Ontario
Merrill Lynch Canada Inc...........................         Utah
Merrill Lynch Bank USA.............................         Delaware
Merrill Lynch Business Financial
Services Inc.......................................         Delaware
Merrill Lynch Credit Corporation...................         Delaware
Merrill Lynch International Incorporated...........         Delaware
Merrill Lynch (Australasia) Pty Limited............         New South Wales
Merrill Lynch Finance (Australia) Pty
Limited............................................         Australia
Merrill Lynch International (Australia)
Limited(9).........................................         New South Wales
Merrill Lynch International Bank
(Edge Act Corporation).............................         United States
Merrill Lynch International Holdings Inc...........         Delaware
Merrill Lynch Bank and Trust Company
(Cayman)Limited....................................         Cayman Islands, British West Indies
Merrill Lynch Capital Markets AG...................         Switzerland
Merrill Lynch Europe PLC...........................         England
Merrill Lynch Holdings Limited.....................         England
Merrill Lynch International(10)....................         England
Merrill Lynch, Pierce, Fenner & Smith
(Brokers & Dealers) Limited........................         England
Merrill Lynch Capital Markets Espana
S.A. S.V.B.........................................         Spain
Merrill Lynch (Singapore) Pte. Ltd.(11)............         Singapore
Merrill Lynch South Africa (Pty) Ltd.(12)..........         South Africa
Merrill Lynch Mexico, S.A. de C.V.,
Casa de Bolsa......................................         Mexico
Merrill Lynch S.A. Sociedad de Bolsa...............         Argentina
Banco Merrill Lynch S.A............................         Brazil
Merrill Lynch S.A..................................         Luxembourg
Merrill Lynch Europe Ltd...........................         Cayman Islands, British West Indies
Merrill Lynch France S.A...........................         France
Merrill Lynch Finance S.A..........................         France
Merrill Lynch Capital Markets (France)
S.A................................................         France
Merrill Lynch (Asia Pacific) Limited...............         Hong Kong
Merrill Lynch Far East Limited.....................         Hong Kong
Merrill Lynch Japan Securities Co., Ltd............         Japan
Herzog, Heine, Geduld, Inc.........................         New York

---------------
 (1)  MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4)  Held through several intermediate holding companies.

 (5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

 (6) Similarly named affiliates and subsidiaries that provide trust and custodial services are incorporated in various other jurisdictions.

 (7) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

 (8) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (9)  Held through an intermediate subsidiary.

(10)  Partially owned by another indirect subsidiary of ML & Co.

(11)  Held through intermediate subsidiaries.

(12)  Partially owned by another indirect subsidiary of ML & Co.


ITEM 27. NUMBER OF CONTRACTS

     The number of contracts in force as of July 13, 2001 was 7,297.


ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.


BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; and The Municipal Fund Accumulation Program, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


NAME AND PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------------          --------------------------------------
Thomas W. Davis(1)                                 Executive Vice President
Andrea Dulberg                                     Secretary
Barry S. Friedberg(1)                              Executive Vice President
Edward L. Goldberg(1)                              Executive Vice President
Jerome P. Kenney(1)                                Executive Vice President
E. Stanley O'Neal(1)                               Director and Executive Vice President
Thomas H. Patrick(1)                               Director and Executive Vice President
George A. Schieren(2)                              Director, General Counsel and Senior Vice President
Winthrop H. Smith, Jr. (1)                         Executive Vice President
John C. Stomber(3)                                 Senior Vice President and Treasurer


---------------
(1) World Financial Center, 250 Vesey Street, New York, NY 10080

(2) 222 Broadway Street, 14th Floor, New York, NY 10038

(3) World Financial Center, 225 Liberty Street, New York, NY 10281


     (c) Not applicable


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at Merrill Lynch Insurance Group Services, Inc., at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 7 Roszel Road, Princeton, New Jersey 08540.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.


ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on this 24th day of September, 2001.



                                           Merrill Lynch Life Variable
                                           Annuity Separate Account A
                                                  (Registrant)


 Attest: /s/ EDWARD W. DIFFIN, JR.         By: /s/ BARRY G. SKOLNICK
--------------------------------------     ----------------------------------
Edward W. Diffin, Jr.                      Barry G. Skolnick
Vice President and Senior Counsel          Senior Vice President




                                           Merrill Lynch Life Insurance
                                           Company
                                                   (Depositor)


 Attest: /s/ EDWARD W. DIFFIN, JR.         By: /s/ BARRY G. SKOLNICK
--------------------------------------     ----------------------------------
Edward W. Diffin, Jr.                      Barry G. Skolnick
Vice President and Senior Counsel          Senior Vice President




     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the registration statement has been signed below by the following persons in the capacities indicated on September 24, 2001.




SIGNATURE                                   TITLE
---------                                   -----
               *                            Director, President and Chief
-----------------------------------         Executive Officer
Nikos K. Kardassis


               *                            Director, Senior Vice President, Chief
-----------------------------------         Financial Officer and Treasurer
Matthew J. Rider


               *                            Director and Chairman of the Board
-----------------------------------
H. McIntyre Gardner

               *                            Director and Senior Vice President
-----------------------------------
Christopher J. Grady

               *                            Director and Senior Vice President
-----------------------------------
Michael P. Cogswell


*By: /s/ BARRY G. SKOLNICK                  In his own capacity as Director, Senior Vice President
-----------------------------------         and General Counsel and as Attorney-In-Fact
Barry G. Skolnick

                                  EXHIBIT LIST



(10)(a) Written Consent of Sutherland Asbill & Brennan LLP
(10)(b) Written Consent of Deloitte & Touche LLP, independent auditors
(10)(c) Written Consent of Barry G. Skolnick, Esq.